Accrued Settlement (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 23, 2019	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Gain on settlement of debt				$ 1,375,556
Securities Purchase Agreement | Investor
Arbitrator awarded		$ 4,034,444
Interest rate		7.25%
Interest		$ 55,613
Legal matter	$ 8,340,000
Gain on settlement of debt		$ 1,375,556